NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Reduced The Federal Statutory Corporate Tax Rate					the Tax Cuts and Jobs Act (the “Act”) was enacted, which, among other changes, reduced the federal statutory corporate tax rate from 35% to 21%, effective January 1, 2018
Depreciation expenses	$ 996	$ 2,216	$ 1,992	$ 4,043	$ 7,513	$ 5,485
Advertisement			$ 0	$ 0
Corporate Tax Rate			21.00%		21.00%
Uncertain Tax Position Description			the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of June 30, 2023 and December 31, 2022		the amount recognized in the financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. No liability for unrecognized tax benefits was recorded as of December 31, 2022 and 2021
Potential anti-dilutive shares			21,485,067	21,400,000
Revenues were from accounting services					68.00%
Accounting revenue earned were through a related party					100.00%
Revenues being received through the publishing and distribution					16.00%	32.00%
Publishing and distribution revenue received were also received through a Company related party					33.00%	8.00%
Revenue earned was received from the display of click-based					16.00%	3.00%
Revenue received through advertisement services						65.00%
Advertisement Revenue received through related party						$ 100
Revenue from related party					73.00%
Revenue received from third parties					27.00%
CRWE Real Estate Inc. [Member]
Aggregate consideration					$ 100
Gain on sale of subsidiaries					$ 5,967